UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005

Item I. Reports to Stockholders.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               February 28, 2005
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                                   Value Line
                                 U.S. Government
                                   Securities
                                   Fund, Inc.

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line U.S. Government Securities Fund, Inc.

                                               To Our Value Line U.S. Government
--------------------------------------------------------------------------------

To Our Shareholders:

Over the last nine months, the bond market has struggled, as the Federal Reserve Board under Chairman Alan Greenspan has implemented a modestly more restrictive monetary policy, increasing short-term interest rates. From a low base of 1.00% at the beginning of the period, short-term interest rates have risen 175 basis points to 2.75%, currently.

The Federal Reserve has embarked upon this path because economic growth has remained strong, inflation has edged up and there is the potential for higher inflation. The Consumer Price Index on a year over year basis has risen from 1.7% in March of 2004, to its current rate of around 3.0%. By raising interest rates, the Federal Reserve Board hopes to slow the economic expansion, without cutting off growth, thereby holding inflation in check.

One of the consequences of the Federal Reserve's restrictive policy has been a flattening of the bond maturity yield curve, meaning that the difference between short- and long-term interest rates has lessened significantly. At the beginning of the period, the 10-year Treasury note was yielding 4.12%, 173 basis points higher than the 2.39% yield on the 2-year Treasury note. By the end of the period, this gap had narrowed to 58 basis points as the 10-year Treasury yield remained virtually unchanged, up only six basis points to 4.18%, while the yield on the two-year note rose 121 basis points to 3.60%. The fact that longer-term rates have not risen much may be considered too stimulative with inflationary potential. Therefore, it appears that more interest-rate hikes are planned. As such, bond prices should continue to be under some further pressure.

During the period ended February 28, 2005, your Fund returned 1.33% which compares very favorably to the -0.17% return of the unmanaged Lehman Brothers Intermediate U.S. Government Bond Index, a proxy for the Fund's government investment strategy(1).

Your Fund's long-term strategy remains aimed at generating high income consistent with safety of principal by investing primarily in U.S. Government securities, representing the highest level of safety. Additionally, we control risk by limiting the portfolio's average maturity to a maximum of 10 years, and by maintaining a well-diversified portfolio. These measures, we believe, will protect the fund from the dramatic swings in value caused by gyrating interest rates and produce more stable and consistent performance. The Fund has continued to increase its allocation to mortgage-backed securities, which are issued by government sponsored enterprises. Such issues carry more yield and usually offer more price protection than U.S. Treasuries in rising interest rate environments, the most likely scenario over the next year.

--------------------------------------------------------------------------------

(1) The Lehman Brothers Intermediate U.S. Government Bond Index represents the intermediate maturities (1-10 years) of the U.S. Treasury and U.S. Agency segment of the fixed-income market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index. A U.S. Treasury security is issued by the Treasury Department of the U.S. Government. U.S. Agency securities are issued by other government agencies such as the Federal Home Loan Bank, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.


--------------------------------------------------------------------------------
2

                                Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders
--------------------------------------------------------------------------------

We continue to emphasize an intermediate-term maturity structure in our bond selection to provide competitive performance going forward. We appreciate your continued support.

                                Sincerely,


                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

April 11, 2005

Economic Observations

The maturing business expansion continues to move along at a solid 3%-4% pace, a level of growth that is being underpinned by a resilient housing market, moderate levels of consumer spending improvement, and an increasing rate of industrial activity. Moreover, recent trends suggest that the several-year-long business expansion will be sustained over the balance of this year and most likely into 2006, with growth on the order of 3%, or more.

Helping the anticipated moderate expansion along are likely to be relatively high levels of activity in the housing, retail, manufacturing, and service sectors. Such growth may well be accompanied by some pickup in inflation. For now, though, we do not expect the prospective increases in pricing pressures to be dramatic or to threaten the sustainability of the economic upturn. The wild card in the equation and the reason that we are not forecasting a higher level of economic growth is the near-record price of oil. Should that key commodity not stabilize in price, as we now expect it will, the sustainability of the long-running business expansion, as well as the prolonged period of comparative of price stability, would be threatened, in our opinion.

The continuing steady pace of U.S. gross domestic product growth and accompanying moderate inflation should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next year. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued but will not raise rates aggressively enough to derail the economic up cycle for the next 12 to 18 months, at least.


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                                                                               3

Value Line U.S. Government Securities Fund, Inc.

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FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         9/1/04
                                                          value            value           thru
                                                         9/1/04           2/28/05         2/28/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,005.10        $ 5.02
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.79        $ 5.06

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.01% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                Value Line U.S. Government Securities Fund, Inc.

Portfolio Highlights at February 28, 2005 (Unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                             Principal                       Percentage of
Issue                                                                         Amount            Value         Net Assets
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 6.45%, 4/1/08 ..................    $10,000,000      $10,371,880           9.0%
Private Export Funding Corporation Series "J", 7.65%, 5/15/06 .........      5,000,000        5,242,240           4.6%
Morgan Stanley Repurchase Agreement, 2.52%, 3/1/05 ....................      5,100,000        5,100,343           4.4%
UBS Warburg Repurchase Agreement, 2.55%, 3/1/05 .......................      4,700,000        4,700,333           4.1%
Federal National Mortgage Association, 7.04%, 7/1/06 ..................      4,081,213        4,148,674           3.6%
Federal Home Loan Bank, 7.45%, 2/3/20 .................................      3,000,000        3,802,119           3.3%
Federal Farm Credit Bank, 5.70%, 7/3/17 ...............................      3,000,000        3,174,765           2.8%
Federal Home Loan Mortgage Corporation Gold, 6.00%, 3/1/33 ............      3,000,001        3,082,317           2.7%
Federal Home Loan Bank, 2.50%, 3/30/06 ................................      3,000,000        2,969,997           2.6%
Federal Home Loan Mortgage Corporation, 5.50%, 9/15/11 ................      2,500,000        2,649,805           2.3%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

  [The following table was represented as a pie chart in the printed material.]

Short-Term, Cash & Other             7.6%
U.S. Treasury Obligations            6.5%
U.S. Government Agency Obligations  85.9%

--------------------------------------------------------------------------------
Coupon Distribution

                    % of fund's
                    investments
-------------------------------
Less than 4%            19.0
4-4.99%                 14.1
5-5.99%                 27.2
6-6.99%                 23.8
7-7.99%                 15.9


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                            February 28, 2005
--------------------------------------------------------------------------------

  Principal                                                                                   Maturity
    Amount                                                                         Rate         Date          Value
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (6.5%)
 $ 1,000,000    U.S. Treasury Notes .........................................       2.88%     11/30/06     $   989,180
   1,000,000    U.S. Treasury Notes .........................................       3.00      12/31/06         990,469
   1,000,000    U.S. Treasury Notes .........................................       4.00      11/15/12         985,157
   2,000,000    U.S. Treasury Notes .........................................       4.00       2/15/14       1,950,548
   2,000,000    U.S. Treasury Notes .........................................       7.13       2/15/23       2,563,830
 -----------                                                                                               -----------
   7,000,000    TOTAL U.S. TREASURY OBLIGATIONS
 -----------      (Cost $7,548,621) ...........................................                              7,479,184
                                                                                                           -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (85.9%)
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (38.8%)
   4,081,213    Federal National Mortgage Association Pool #313032 ..........       7.04        7/1/06       4,148,674
   1,000,000    Federal National Mortgage Association .......................       4.75        1/2/07       1,016,321
  10,000,000    Federal National Mortgage Association Pool #380188 ..........       6.45        4/1/08      10,371,880
      95,070    Federal National Mortgage Association Pool #254243 ..........       6.00        2/1/09          96,710
     208,690    Federal National Mortgage Association Pool #254273 ..........       5.00        3/1/09         211,418
   1,000,000    Federal National Mortgage Association .......................       6.38       6/15/09       1,083,822
     815,247    Federal National Mortgage Association Pool #254956 ..........       4.00       11/1/10         809,097
   1,530,839    Federal National Mortgage Association Pool #255325 ..........       4.50        6/1/11       1,536,377
   1,000,000    Federal National Mortgage Association .......................       5.00       4/16/15         994,473
     246,653    Federal National Mortgage Association Pool #511823 ..........       5.50        5/1/16         252,999
     561,145    Federal National Mortgage Association Pool #622373 ..........       5.50       12/1/16         575,582
     204,554    Federal National Mortgage Association Pool #615289 ..........       5.50       12/1/16         209,817
     417,709    Federal National Mortgage Association Pool #623503 ..........       6.00        2/1/17         435,250
     231,774    Federal National Mortgage Association Pool #631328 ..........       5.50        2/1/17         237,710
      35,671    Federal National Mortgage Association Pool #643277 ..........       5.50        4/1/17          36,585
      34,267    Federal National Mortgage Association Pool #638247 ..........       5.50        5/1/17          35,145
     189,797    Federal National Mortgage Association Pool #685183 ..........       5.00        3/1/18         191,408
     627,978    Federal National Mortgage Association Pool #254684 ..........       5.00        2/1/18         633,309
     774,017    Federal National Mortgage Association Pool #695828 ..........       5.00        4/1/18         780,588
     631,467    Federal National Mortgage Association Pool #703936 ..........       5.00        5/1/18         636,828
     736,864    Federal National Mortgage Association Pool #713379 ..........       5.00        7/1/18         743,119
     977,142    Federal National Mortgage Association Pool #703617 ..........       5.00        7/1/18         985,437
     949,855    Federal National Mortgage Association Pool #790984 ..........       5.00        7/1/19         957,606
     937,003    Federal National Mortgage Association Pool #786915 ..........       5.00        8/1/19         944,650
     728,368    Federal National Mortgage Association REMIC Trust
                  Series 2003-28 Class KA .....................................     4.25       3/25/22         710,614
     643,096    Federal National Mortgage Association REMIC Trust
                  Series 2003-38 Class TC .....................................     5.00       3/25/23         646,029
     392,351    Federal National Mortgage Association Pool #412682 ..........       6.00        3/1/28         403,544
     229,768    Federal National Mortgage Association Pool #424691 ..........       6.50        4/1/28         239,809
     197,092    Federal National Mortgage Association Pool #425239 ..........       6.50        4/1/28         205,705


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2005
--------------------------------------------------------------------------------

  Principal                                                                                   Maturity
    Amount                                                                         Rate         Date          Value
-----------------------------------------------------------------------------------------------------------------------
 $ 1,000,000    Federal National Mortgage Association .......................       7.25%      5/15/30     $ 1,305,567
   1,000,000    Federal National Mortgage Association .......................       6.63      11/15/30       1,216,159
     157,310    Federal National Mortgage Association Pool #571090 ..........       7.50        1/1/31         168,478
       3,410    Federal National Mortgage Association Pool #568625 ..........       7.50        1/1/31           3,652
       6,274    Federal National Mortgage Association Pool #573935 ..........       7.50        3/1/31           6,719
     953,460    Federal National Mortgage Association Pool #626440 ..........       7.50        2/1/32       1,019,951
     118,697    Federal National Mortgage Association Pool #629297 ..........       6.50        2/1/32         123,732
     180,471    Federal National Mortgage Association Pool #254383 ..........       7.50        5/1/32         193,056
     101,998    Federal National Mortgage Association Pool #634996 ..........       6.50        5/1/32         106,319
   1,087,483    Federal National Mortgage Association Pool #254476 ..........       5.50        9/1/32       1,098,940
      17,578    Federal National Mortgage Association Pool #688539 ..........       5.50        3/1/33          17,754
     776,457    Federal National Mortgage Association Pool #650386 ..........       5.00        7/1/33         767,507
     768,541    Federal National Mortgage Association Pool #726889 ..........       5.50        7/1/33         776,233
     907,407    Federal National Mortgage Association Pool #759028 ..........       5.50        1/1/34         916,488
     433,832    Federal National Mortgage Association Pool #761913 ..........       5.50        2/1/34         438,040
     475,392    Federal National Mortgage Association Pool #357484 ..........       5.50        2/1/34         480,150
     416,242    Federal National Mortgage Association Pool #769862 ..........       5.50        2/1/34         420,279
     388,110    Federal National Mortgage Association Pool #763393 ..........       5.50        2/1/34         391,995
      40,248    Federal National Mortgage Association Pool #769682 ..........       5.00        3/1/34          39,719
      31,927    Federal National Mortgage Association Pool #778141 ..........       5.00        5/1/34          31,507
     647,151    Federal National Mortgage Association Pool #773586 ..........       5.50        6/1/34         653,428
     885,426    Federal National Mortgage Association Pool #255311 ..........       6.00        7/1/34         909,341
      49,894    Federal National Mortgage Association Pool #258149 ..........       5.50        9/1/34          50,378
   1,007,753    Federal National Mortgage Association Pool #789150 ..........       5.00       10/1/34         994,496
     904,939    Federal National Mortgage Association Pool #255496 ..........       5.00       10/1/34         893,034
     104,561    Federal National Mortgage Association Pool #797154 ..........       5.50       11/1/34         105,576
     238,588    Federal National Mortgage Association Pool #801063 ..........       5.50       11/1/34         240,903
     397,904    Federal National Mortgage Association Pool #803675 ..........       5.50       12/1/34         401,764
     551,164    Federal National Mortgage Association Pool #804683 ..........       5.50       12/1/34         556,511
      75,040    Federal National Mortgage Association Pool #255580 ..........       5.50        2/1/35          75,768
 -----------                                                                                               -----------
  43,204,887    TOTAL FEDERAL NATIONAL MORTGAGE
 -----------      ASSOCIATION (Cost $43,860,048) ..............................                             44,533,950
                                                                                                           -----------
                FEDERAL HOME LOAN MORTGAGE CORPORATION (18.3%)
   1,000,000    Federal Home Loan Mortgage Corporation ......................       4.26       7/19/07       1,008,351
   2,000,000    Federal Home Loan Mortgage Corporation ......................       3.50       9/15/07       1,985,844
   1,000,000    Federal Home Loan Mortgage Corporation ......................       3.25       11/2/07         984,518
   2,500,000    Federal Home Loan Mortgage Corporation ......................       5.50       9/15/11       2,649,805
   1,000,000    Federal Home Loan Mortgage Corporation ......................       4.50       5/14/12         982,618
   1,000,000    Federal Home Loan Mortgage Corporation ......................       4.75        5/6/13         977,669
     965,381    Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2849 Class VA ........................................     5.00       8/15/15         974,841
      37,012    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #E92226 ................................................     5.00       11/1/17          37,369


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                                                Maturity
    Amount                                                                      Rate         Date          Value
--------------------------------------------------------------------------------------------------------------------
 $   595,844    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #E93499 .....................................         5.00%          12/1/17     $   601,583
      40,414    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #E92829 .....................................         5.00           12/1/17          40,803
     839,152    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #C90684 .....................................         4.50            5/1/23         819,400
   3,000,001    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #C77717 .....................................         6.00            3/1/33       3,082,317
   1,000,000    Federal Home Loan Mortgage Corporation ...........           6.75           3/15/31       1,240,517
     866,644    Federal Home Loan Mortgage Corporation REMIC Trust
                  Series 2645 Class NA .............................         3.50           9/15/31         844,577
     750,600    Federal Home Loan Mortgage Corporation
                REMIC Trust Series 2594 Class OR ...................         4.25           6/15/32         738,562
   1,348,140    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #A29526 .....................................         5.00            1/1/35       1,332,105
     649,645    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #A29633 .....................................         5.00            1/1/35         641,918
   1,000,000    Federal Home Loan Mortgage Corporation Gold PC
                  Pool #783022 .....................................         4.45            2/1/35         996,758
   1,000,000    Federal Home Loan Mortgage Corporation ...........           4.50             TBA           987,500
  ----------                                                                                            -----------
  20,592,833    TOTAL FEDERAL HOME LOAN MORTGAGE
  ----------      CORPORATION (Cost $21,026,119) ...................                                     20,927,055
                                                                                                        -----------
                FEDERAL HOME LOAN BANK (13.9%)
   3,000,000    Federal Home Loan Bank ...........................           2.50           3/30/06       2,969,997
   1,000,000    Federal Home Loan Bank ...........................           2.75          12/15/06         985,390
   1,000,000    Federal Home Loan Bank ...........................           2.85           2/13/07         983,559
     500,000    Federal Home Loan Bank ...........................           4.88           5/15/07         511,325
     500,000    Federal Home Loan Bank ...........................           3.50          11/15/07         494,928
   1,000,000    Federal Home Loan Bank ...........................           4.00           3/10/08         998,319
   1,000,000    Federal Home Loan Bank ...........................           6.01           4/22/08       1,060,209
   1,000,000    Federal Home Loan Bank ...........................           5.50           8/15/08       1,045,056
   1,000,000    Federal Home Loan Bank ...........................           5.25          11/14/08       1,038,774
   1,000,000    Federal Home Loan Bank ...........................           6.21            6/2/09       1,082,563
   1,000,000    Federal Home Loan Bank ...........................           3.75           8/18/09         982,483
   3,000,000    Federal Home Loan Bank ...........................           7.45            2/3/20       3,802,119
  ----------                                                                                            -----------
  15,000,000    TOTAL FEDERAL HOME BANK
  ----------      (Cost $15,684,700) ...............................                                     15,954,722
                                                                                                        -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2005
--------------------------------------------------------------------------------

   Principal                                                                                          Maturity
    Amount                                                                                 Rate         Date           Value
-----------------------------------------------------------------------------------------------------------------------------
                 FEDERAL FARM CREDIT BANK (6.5%)
$ 2,000,000      Federal Farm Credit Bank ......................................        6.03%           5/7/08    $ 2,119,946
  1,000,000      Federal Farm Credit Bank ......................................        6.82           3/16/09      1,097,952
  1,000,000      Federal Farm Credit Bank ......................................        4.85          10/25/12      1,021,657
  3,000,000      Federal Farm Credit Bank ......................................        5.70            7/3/17      3,174,765
-----------                                                                                                       -----------
  7,000,000      TOTAL FEDERAL FARM CREDIT BANK
-----------        (Cost $7,368,281) ...........................................                                    7,414,320
                                                                                                                  -----------
                 PRIVATE EXPORT FUNDING CORPORATION (5.0%)
  5,000,000      Private Export Funding Corporation Series "J" .................        7.65           5/15/06      5,242,240
    500,000      Private Export Funding Corporation Series "L" .................        5.75           1/15/08        524,284
-----------                                                                                                       -----------
  5,500,000      TOTAL PRIVATE EXPORT FUNDING
-----------        CORPORATION (Cost $5,500,000) ...............................                                    5,766,524
                                                                                                                  -----------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.4%)
    322,438      Government National Mortgage Association Pool #003645 .........        4.50          12/20/19        320,043
     20,442      Government National Mortgage Association Pool #541349 .........        6.00           4/15/31         21,132
     39,757      Government National Mortgage Association Pool #557681 .........        6.00           8/15/31         41,100
    298,130      Government National Mortgage Association Pool #548880 .........        6.00          12/15/31        308,196
    247,275      Government National Mortgage Association Pool #551762 .........        6.00           4/15/32        255,533
     87,228      Government National Mortgage Association Pool #582415 .........        6.00          11/15/32         90,142
    490,089      Government National Mortgage Association Pool #604485 .........        6.00           7/15/33        506,585
    377,157      Government National Mortgage Association Pool #622603 .........        6.00          11/15/33        389,852
     17,474      Government National Mortgage Association Pool #429786 .........        6.00          12/15/33         18,063
    946,654      Government National Mortgage Association Pool #605025 .........        6.00           2/15/34        978,322
     25,452      Government National Mortgage Association Pool #626480 .........        6.00           2/15/34         26,303
    242,780      Government National Mortgage Association Pool #610944 .........        5.50           4/15/34        247,120
    451,825      Government National Mortgage Association Pool #583008 .........        5.50           6/15/34        459,903
    227,297      Government National Mortgage Association Pool #605245 .........        5.50           6/15/34        231,358
-----------                                                                                                       -----------
  3,793,998      TOTAL GOVERNMENT NATIONAL MORTGAGE
-----------        ASSOCIATION (Cost $3,853,935) ...............................                                    3,893,652
                                                                                                                  -----------
 95,091,718      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
-----------        (Cost $97,293,083) ..........................................                                   98,490,223
                                                                                                                  -----------
102,091,718      TOTAL INVESTMENT SECURITIES (92.4%)
-----------        (Cost $104,841,704) .........................................                                  105,969,407
                                                                                                                  -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                                           Value
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (8.5%) (including accrued interest)
 $ 5,100,000     Collateralized by $4,905,000 U.S. Treasury Bonds 9.375%, due 02/15/2006,
                   with a value of $5,116,514 (with Morgan Stanley, 2.52%, dated 2/28/05,
                   due 3/01/05, delivery value $5,100,343) ...................................    $  5,100,343
   4,700,000     Collateralized by $3,809,000 U.S. Treasury Bonds 6.625%, due 02/15/2027,
 -----------       with a value of $4,709,062 (with UBS Warburg, LLC, 2.55%, dated 2/28/05,
                   due 3/01/05, delivery value $4,700,333) ...................................       4,700,333
                                                                                                  ------------
   9,800,000     TOTAL REPURCHASE AGREEMENTS (8.5%)
 ===========       (Cost $9,800,676) .........................................................       9,800,676
                                                                                                  ------------
                 LIABILITIES LESS CASH AND OTHER
                   ASSETS (-0.9%) ............................................................      (1,026,653)
                                                                                                  ------------
                 NET ASSETS (100.0%) .........................................................    $114,743,430
                                                                                                  ============
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   OUTSTANDING SHARE
                   ($114,743,430 / 9,801,430 shares of capital stock outstanding).............    $      11.71
                                                                                                  ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (cost $104,841,704) ....................................       $ 105,969,407
Repurchase agreements
   (cost $9,800,676) ......................................           9,800,676
Cash ......................................................             105,234
Interest receivable .......................................           1,101,338
Receivable for capital shares sold ........................              54,207
                                                                  -------------
      Total Assets ........................................         117,030,862
                                                                  -------------
Liabilities:
Payable for securities purchased ..........................           2,000,125
Payable for capital shares repurchased ....................             116,752
Accrued expenses:
   Advisory fee ...........................................              44,463
   Director's fee .........................................               6,722
   Service and distribution plan fee ......................              22,232
   Other ..................................................              97,138
                                                                  -------------
      Total Liabilities ...................................           2,287,432
                                                                  -------------
Net Assets ................................................       $ 114,743,430
                                                                  =============
Net Assets consist of:
Capital stock, at $1 par value
   (authorized 100,000,000, outstanding
   9,801,430 shares) ....................................         $   9,801,430
Additional paid-in capital ................................         107,263,226
Undistributed net investment income .......................           1,296,460
Accumulated net realized loss on
   investments ............................................          (4,745,389)
Net unrealized appreciation of
   investments ............................................           1,127,703
                                                                  -------------
Net Assets ................................................       $ 114,743,430
                                                                  =============
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($114,743,430 / 9,801,430
   shares outstanding) ....................................       $       11.71
                                                                  =============

Statement of Operations for the
Six Months Ended February 28, 2005 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest ..................................................       $   3,441,327
                                                                  -------------
Expenses:
Advisory fee ..............................................             293,362
Service and distribution plan fees ........................             146,681
Transfer agent fees .......................................              36,881
Auditing and legal fees ...................................              27,901
Registration and filing fees ..............................              18,841
Printing ..................................................              18,348
Telephone, dues and other .................................              12,491
Custodian fees ............................................              12,079
Director's fees and expenses ..............................              10,612
Postage ...................................................               9,421
Insurance .................................................               8,183
                                                                  -------------
   Total Expenses Before Custody
      Credits .............................................             594,800
   Less: Custody Credits ..................................                (442)
                                                                  -------------
   Net Expenses ...........................................             594,358
                                                                  -------------
Net Investment Income .....................................           2,846,969
                                                                  -------------
Net Realized and Unrealized Gain
   (Loss) on Investments:
   Net Realized Gain ......................................             561,614
   Change in Net Unrealized
      Appreciation (Depreciation) .........................          (2,860,972)
                                                                  -------------
Net Realized Loss and Change in
   Net Unrealized Appreciation
   (Depreciation) on Investments ..........................          (2,299,358)
                                                                  -------------
Net Increase in Net Assets from
   Operations .............................................       $     547,611
                                                                  =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended February 28, 2005 (unaudited) and for the Year Ended August 31, 2004
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                      Ended               Year
                                                                   February 28,           Ended
                                                                       2005            August 31,
                                                                   (unaudited)            2004
                                                                  ---------------------------------
Operations:
 Net investment income .....................................      $   2,846,969       $   4,485,304
 Net realized gain (loss) on investments ...................            561,614            (344,427)
 Net change in unrealized (depreciation) appreciation
   on investments ..........................................         (2,890,972)            858,586
                                                                  ---------------------------------
 Net Increase in net assets from operations ................            547,611           4,999,463
                                                                  ---------------------------------
Distributions to Shareholders:
 Net investment income .....................................         (2,204,190)         (4,655,086)
                                                                  ---------------------------------
Capital Share Transactions:
 Proceeds from sale of shares ..............................          3,042,387          46,350,407
 Proceeds from reinvestment of distributions to shareholders          1,877,933           3,990,642
 Cost of shares repurchased ................................         (9,964,241)        (73,505,326)
                                                                  ---------------------------------
 Net decrease from capital share transactions ..............         (5,043,921)        (23,164,277)
                                                                  ---------------------------------
Total Decrease in Net Assets ...............................         (6,700,500)        (22,819,900)
Net Assets:
 Beginning of period .......................................        121,443,930         144,263,830
                                                                  ---------------------------------
 End of period .............................................      $ 114,743,430       $ 121,443,930
                                                                  =================================
Undistributed Net Investment Income, at end of period ......      $   1,296,460       $     653,681
                                                                  =================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (Unaudited)                      February 28, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Fund utilizes an independent pricing service (the "Service") approved by the Board of Directors. Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for other portfolio securities are determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Related Income. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (Unaudited)                      February 28, 2005
--------------------------------------------------------------------------------

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.   Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

                                               Six Months           Year
                                                 Ended              Ended
                                              February 28,        August 31,
                                                  2005               2004
                                              -----------------------------
Shares sold ......................               258,041          3,892,455
Shares issued in
   reinvestment
   of dividends ..................               159,722            336,755
                                              -----------------------------
                                                 417,763          4,229,210
Shares
   repurchased ...................              (845,295)        (6,183,849)
                                              -----------------------------
Net decrease .....................              (427,532)        (1,954,639)
                                              =============================
Dividends per
   share .........................            $    .2200         $    .4125

Dividends and distributions to shareholders are recorded on the ex-dividend date.

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                                  Six Months
                                                                    Ended
                                                                 February 28,
                                                                    2005
                                                                 -----------
PURCHASES:
   U.S. Treasury Obligations ............................        $12,894,609
   U.S. Government Agency
      Obligations and Other Investment
      Securities ........................................         31,543,049
                                                                 -----------
                                                                 $44,437,658
                                                                 ===========
SALES:
   U.S. Treasury Obligations ............................        $15,839,141
   U.S. Government Agency
      Obligations and Other Investment
      Securities ........................................         18,889,986
                                                                 -----------
                                                                 $34,729,197
                                                                 ===========

4.   Income Taxes

At February 28, 2005, information on the tax basis of investments is follows:

Cost of investments for tax purposes ...................         $114,856,807
                                                                 ============
Gross tax unrealized appreciation ......................         $  1,700,462
Gross tax unrealized depreciation ......................              787,186
                                                                 ------------
Net tax unrealized appreciation on
   investments .........................................         $    913,276
                                                                 ============
Undistributed ordinary income ..........................         $  1,322,557
                                                                 ============
Capital loss carryforward, expires
   August 31, 2005 .....................................         $  2,829,335
Capital loss carryforward, expires
   August 31, 2008 .....................................            2,132,091
Capital loss carryforward, expires
   August 31, 2012 .....................................               11,348
                                                                 ------------
Capital loss carryforward, at
   August 31, 2004 .....................................         $  4,972,774
                                                                 ============


--------------------------------------------------------------------------------
14

                                Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (Unaudited)                      February 28, 2005
--------------------------------------------------------------------------------

During the year ended August 31, 2004, as permitted under federal income tax regulations, the Fund elected to defer $334,229 of post-October net capital losses to the next taxable year.

To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums.

The tax composition of dividends paid during the six months ending February 28, 2005 and year ending August 31, 2004 is as follows:

                                                  February 28,        August 31,
                                                     2005                2004
                                                  ------------------------------
Ordinary Income                                   $2,204,190          $4,655,086
                                                  ------------------------------

Permanent book-tax differences relating to the current year expired capital loss are reclassified within the composition of net assets accounts. During the year ended August 31, 2004, the Fund reclassified $8,976,510 from accumulated net realized loss on investments to additional paid-in capital.

5.   Investment Advisory Contract, Management Fees and Transactions With
     Affiliates

An advisory fee of $293,362 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended February 28, 2005. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the year and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $146,681 were paid or payable to the Distributor under this Plan for the six months ended February 28, 2005.

For the six months ended February 28, 2005 the Fund's expenses were reduced by $442 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 28, 2005 owned 136,080 shares of the Fund's capital stock, representing 1.39% of the outstanding shares. In addition, officers and directors owned 760 shares of capital stock, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                 U.S. Government Securities Fund, Inc.
                                   --------------------------------------------------------------------------------------------
                                   Six Months                                     Years Ended
                                     Ended                                         August 31,
                                   February 28,      --------------------------------------------------------------------------
                                      2005              2004           2003           2002              2001           2000
                                   --------------------------------------------------------------------------------------------
Net Asset Value, beginning
 of period ......................  $     11.87       $     11.84    $     12.00    $     11.51       $     10.87    $     10.81
                                   --------------------------------------------------------------------------------------------
Income (loss) from Investment
 Operations:
Net investment income ...........          .29               .41            .44            .50               .58            .64
Net gains or losses on securities
 (both realized and unrealized) .         (.23)              .03           (.15)           .49               .67            .04
                                   --------------------------------------------------------------------------------------------
 Total income from investment
   operations ...................          .06               .44            .29            .99              1.25            .68
                                   --------------------------------------------------------------------------------------------
Less Dividends and
 Distributions:
Dividends from net investment
 income .........................         (.22)             (.41)          (.45)          (.50)             (.61)          (.62)
Distributions from net realized
 gains ..........................           --                --             --             --                --             --
                                   --------------------------------------------------------------------------------------------
Total distributions .............         (.22)             (.41)          (.45)          (.50)             (.61)          (.62)
                                   --------------------------------------------------------------------------------------------
Net Asset Value, end of period ..  $     11.71       $     11.87    $     11.84    $     12.00       $     11.51    $     10.87
                                   ============================================================================================
Total return ....................         0.51%(3)          3.79%          2.35%          8.84%            11.82%          6.53%
                                   ============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands) .................  $   114,743       $   121,444    $   144,264    $   155,659       $   150,593    $   140,408
Ratio of operating expenses to
 average net assets (1) .........         1.01%(4)          0.98%          0.96%          0.92%             0.92%          0.73%
Ratio of net investment income
 to average net assets ..........         4.85%(4)          3.40%          3.57%          4.17%(2)          5.17%          5.82%
Portfolio turnover rate .........           32%(3)            35%            65%           168%              140%            49%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.

(2) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended August 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 4.24% to 4.17%.

(3)  Not annualized.

(4)  Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                Value Line U.S. Government Securities Fund, Inc.





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30, 2004 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also avaliable without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation
                                                Length of     During the                    Other Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                  Held by Director
----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and       Value Line, Inc.
Age 70                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:        None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of
Age 69                                                        the Adviser since 2000.
----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic          None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of
                                                              Duke University; President
                                                              Emeritus, Williams College.
----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 63
----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                        present. President Emeritus   of America
Age 73                                                        since 1994 and President,
                                                              1985-1994; Chairman (1993-
                                                              1997) and Interim President
                                                              (2002) of the American
                                                              Council of Learned
                                                              Societies.
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                Value Line U.S. Government Securities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation
                                                   Length of     During the                     Other Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                   Held by Director
------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of          None
5 Birch Run Drive                                                Classics, Williams College,
Saratoga Springs, NY 12866                                       since 1999; President
Age 69                                                           Emeritus, Skidmore College
                                                                 since 1999 and President,
                                                                 1987-1998.
------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                                  Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 65
------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,      None
1409 Beaumont Drive                                              Veritable L.P. (investment
Gladwyne, PA 19035                                               adviser) since April 1, 2004;
Age 55                                                           Senior Financial Advisor,
                                                                 Hawthorne, 2001-2004.
------------------------------------------------------------------------------------------------------------------------
Officers
--------
Jeffrey Geffen               Vice President        Since 2004    Portfolio Manager with the     --
Age 55                                                           Adviser since 2001; Vice
                                                                 President Investments,
                                                                 Morgan Stanley Dean Witter
                                                                 Advisors, 1989-2001.
------------------------------------------------------------------------------------------------------------------------
Charles Heebner              Vice President        Since 1995    Senior Portfolio Manager       --
Age 68                                                           with the Adviser.
------------------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President        Since 2001    Portfolio Manager with the     --
Age 42                                                           Adviser.
------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and   --
Age 47                       Secretary and                       Compliance Officer of the
                             Treasurer                           Adviser. Director and Vice
                                                                 President of the Distributor.
                                                                 Vice President, Secretary,
                                                                 Treasurer and Chief
                                                                 Compliance Officer of each
                                                                 of the 14 Value Line Funds.
------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary   --
Age 51                       Assistant Secretary                 of the Adviser.
------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
     The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 --Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

TRUSTEES            Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Jeffrey D. Geffen
                    Vice President
                    Charles Heebner
                    Vice President
                    Bradley T. Brooks
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #532851

Item 2.  Code of Ethics

     (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

     (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

     (a) (1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

     (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

     (a)  Audit Fees 2005 - $15,852

     (b)  Audit-Related fees - None.

     (c)  Tax Preparation Fees 2005 -$2,000

     (d)  All Other Fees - None

     (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2004 and 2003 were pre-approved by the committee.

     (e)  (2)  Not applicable.

     (f)  Not applicable.

     (g)  Aggregate Non-Audit Fees 2005 -$2,000

     (h)  Not applicable.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

     (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

     (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

     (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President

Date:    April 29, 2005
         -------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henigson
         -------------------------------------------------------
         David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer

Date:    April 29, 2005
         -------------------------------------------